Aberdeen Total Return Bond Fund

Aberdeen Global High Income Fund

Supplement dated July 10, 2014 to the Prospectus

dated March 3, 2014

The following replaces the Portfolio Manager chart for the Aberdeen Total Return Bond Fund in the section entitled, “Summary — Aberdeen Total Return Bond Fund — Portfolio Manager”:

Portfolio Managers

The Fund is managed using a team-based approach, with the following team members being primarily responsible for the day-to-day management of the Fund:

Name	Title	Served on the Fund Since
Donald Quigley	Senior Portfolio Manager	2001*
Lynn Chen	Senior Portfolio Manager	2002*

*Includes predecessor adviser

The following replaces the Portfolio Manager chart for the Aberdeen Global High Income Fund in the section entitled, “Summary — Aberdeen Global High Income Fund — Portfolio Manager”:

Portfolio Managers

The Fund is managed using a team-based approach, with the following team members being primarily responsible for the day-to-day management of the Fund:

Name	Title	Served on the Fund Since
Greg Hopper	Head of Global High Yield	2002*
Timothy Crawmer	Senior Investment Manager	2009*
Robert Friebel	Portfolio Manager	2003*

*Includes predecessor adviser

The following replaces the Portfolio Manager biography for the Aberdeen Total Return Bond Fund in the section entitled, “Portfolio Management — Aberdeen Total Return Bond Fund”:

Aberdeen Total Return Bond Fund

The Fund is managed using a team-based approach, with the following members being primarily responsible for the day-to-day management of the Fund:

Portfolio Manager	Funds

Donald Quigley, CFA®, Senior Portfolio Manager (AAMI)

Donald Quigley is a Senior Portfolio Manager on the North American Fixed Income team. Donald joined Aberdeen Asset Management Inc. in May 2013 following the acquisition of Artio Global Management. From 2001-2013, he held a similar role with Artio Global Management’s Fixed Income Group. Prior to that, he was a US Fixed Income Portfolio Manager at Chase Asset Management. Previously, he was a US Fixed Income Trader at MetLife Insurance Company. Donald graduated with a BS in Finance from Boston University and an MBA in Finance from Fordham University. He is a CFA Charterholder.

Aberdeen Total Return Bond Fund

Lynn Chen, Senior Portfolio Manager (AAMI)

Lynn Chen is a Senior Portfolio Manager on the North American Fixed Income team. Lynn joined Aberdeen Asset Management Inc. in May 2013 following the acquisition of Artio Global Management. From 2002-2013, she held a similar role with Artio Global Management’s Fixed Income Group. Prior to that, she was a Fixed Income Portfolio Manager at JP Morgan Fleming Asset Management and Chase Asset Management. Previously, she was a Junior Portfolio Manager at Nippon Life Americas. Lynn graduated with a BA from Beijing University and an MPA from Princeton University, Woodrow Wilson School of Public & International Affairs. She is a CFA Charterholder.

Aberdeen Total Return Bond Fund

The following replaces the Portfolio manager biography for the Aberdeen Global High Income Fund in the section entitled, “Portfolio Management — Aberdeen Global High Income Fund”:

Aberdeen Global High Income Fund

The Fund is managed using a team-based approach, with the following members being primarily responsible for the day-to-day management of the Fund:

Portfolio Manager	Funds

Greg Hopper, Head of Global High Yield (AAMI)

Greg Hopper is a Senior Portfolio Manager and Head of the Global High Yield strategy on the North American Fixed Income team. Greg began his investment career at Fleet National Bank in 1980 before joining Drexel Burnham Lambert in 1985. Mr. Hopper then went on to join Mitchell Hutchins Institutional Investors and then Bankers Trust. In 2000, following the acquisition of Bankers Trust by Deutsche Bank, he joined Harris Investment Management, where he launched their High Yield bond product and then Zurich Scudder Investments, where he was responsible for all institutional high yield bond portfolios. After Deutsche Bank acquired Zurich Scudder in 2002, Greg moved to Artio Global Investors, launching the Global High Income strategy that Aberdeen Asset Management Inc. added to its offerings following its acquisition of Artio in 2013. Greg graduated with a BA in economics from Beloit College, Beloit Wisconsin and an MBA from Columbia University.

Aberdeen Global High Income Fund

Timothy Crawmer, Senior Investment Manager (AAMI)

Tim Crawmer is a Senior Investment Manager on the North American Fixed Income team. Tim joined Aberdeen Asset Management Inc. in May 2013 following the acquisition of Artio Global Management. From 2009-2013, Tim held a similar role with Artio Global Management’s Fixed Income Group. Prior to that, he was a Corporate Bond / Credit Default Swap Trader with Bank of America and Merrill Lynch. Previously, he was an E-6B Mercury Naval Flight Officer in the United States Navy. Tim graduated with a BS in Mechanical Engineering from the United States Naval Academy and an MBA and Masters from the University of California Los Angeles (UCLA) Anderson School of Management.

Aberdeen Global High Income Fund

Robert Friebel, Portfolio Manager (AAMI)

Robert Friebel is a Portfolio Manager on the North American Fixed Income team. Robert joined Aberdeen Asset Management Inc. in May 2013 following the acquisition of Artio Global Management. From 2003 — 2013, Robert held a similar role with Artio Global Management’s Fixed Income Group. Prior to that, he was a Corporate Finance Associate at Deutsche Bank

Aberdeen Global High Income Fund

Securities and a Quantitative Investment Manager at Bankers Trust Company. Robert graduated with a BS (Hons), from the Pennsylvania State University and an MBA from the University of Chicago Graduate School of Business.

Please retain this Supplement for future reference.

Aberdeen Total Return Bond Fund

Aberdeen Global High Income Fund

Supplement dated July 10, 2014 to the Statement of Additional Information

dated March 3, 2014

The following replaces the chart reflecting the Portfolio Managers’ ownership in the Fund(s) he or she manages, in the section entitled, “INVESTMENT ADVISORY AND OTHER SERVICES — Portfolio Managers”:

Portfolio Managers

Appendix A contains the following information regarding the portfolio manager(s) identified in the Funds’ Prospectus dated March 3, 2014, as supplemented: (i) a description of the portfolio manager’s compensation structure and (ii) information regarding other accounts managed by the portfolio manager and potential conflicts of interest that might arise from the management of multiple accounts.  Information relating to each portfolio manager’s ownership in the Funds contained in this SAI that he or she manages, as part of the team, as of October 31, 2013 (except as noted below), is set forth in the chart below.

Portfolio Manager	Portfolio	Dollar Range of Portfolio Shares Owned
Greg Hopper	Global High Income Fund	over $1,000,000
Timothy Crawmer	Global High Income Fund	$100,000-$500,000*
Robert Friebel	Global High Income Fund	$100,000-$500,000*
Donald Quigley	Total Return Bond Fund	$10,001-$50,000
Lynn Chen	Total Return Bond Fund	None*
Stephen Docherty	Select International Equity Fund	None
	Select International Equity Fund II	None
	Global Select Opportunities Fund	None
Bruce Stout	Select International Equity Fund	None
	Select International Equity Fund II	None
	Global Select Opportunities Fund	None
Jamie Cumming	Select International Equity Fund	None
	Select International Equity Fund II	None
	Global Select Opportunities Fund	None
Samantha Fitzpatrick	Select International Equity Fund	None
	Select International Equity Fund II	None
	Global Select Opportunities Fund	None

*Information is as of March 31, 2014

The following chart replaces the section in Appendix A entitled, “OTHER MANAGED ACCOUNTS”:

Name of Portfolio Manager	Number of Other Accounts Managed by Each Portfolio Manager and Total Assets (in millions) by Category (as of October 31, 2013, except as noted below)

Aberdeen Asset Management Inc.

Greg Hopper Global High Income Fund	Registered Investment Companies: 1 account, $2,551.62 total assets Other Pooled Investment Vehicles: 5 accounts, $492.84 total assets Other Accounts: 14 accounts, $3,788.98 total assets

Timothy Crawmer Global High Income Fund	Registered Investment Companies: 1 account, $1,522.93 total assets Other Pooled Investment Vehicles: 5 accounts, $456.95 total assets Other Accounts: 13 accounts, $3,706.09 total assets*

Robert Friebel Global High Income Fund	Registered Investment Companies: 1 account, $1,522.93 total assets Other Pooled Investment Vehicles: 5 accounts, $456.95 total assets Other Accounts: 13 accounts, $3,706.09 total assets*

Donald Quigley Total Return Bond Fund	Registered Investment Companies: 1 account, $1,603.50 total assets Other Pooled Investment Vehicles: 5 accounts, $492.84 total assets Other Accounts: 14 accounts, $3,788.98 total assets

Lynn Chen Total Return Bond Fund	Registered Investment Companies: 1 account, $2,821.12 total assets Other Pooled Investment Vehicles: 5 accounts, $456.95 total assets Other Accounts: 13 accounts, $3,706.09 total assets*

Aberdeen Asset Managers Limited

Stephen Docherty Select International Equity Fund Select International Equity Fund II Global Select Opportunities Fund

Registered Investment Companies: 6 accounts, $1,919.43 total assets

Other Pooled Investment Vehicles: 40 accounts, $21,642.29 total assets (1 account, $2,428.99 total assets of which the advisory fee is based on performance)

Other Accounts: 79 accounts, $29,718.77 total assets (1 account, $75.87 total assets of which the advisory fee is based on performance)

Bruce Stout Select International Equity Fund Select International Equity Fund II Global Select Opportunities Fund

Registered Investment Companies: 6 accounts, $1,919.43 total assets

Other Pooled Investment Vehicles: 40 accounts, $21,642.29 total assets (1 account, $2,428.99 total assets of which the advisory fee is based on performance)

Other Accounts: 79 accounts, $29,718.77 total assets (1 account, $75.87 total assets of which the advisory

Name of Portfolio Manager	Number of Other Accounts Managed by Each Portfolio Manager and Total Assets (in millions) by Category (as of October 31, 2013, except as noted below)
fee is based on performance)

Jamie Cumming Select International Equity Fund Select International Equity Fund II Global Select Opportunities Fund

Registered Investment Companies: 6 accounts, $1,919.43 total assets

Other Pooled Investment Vehicles: 40 accounts, $21,642.29 total assets (1 account, $2,428.99 total assets of which the advisory fee is based on performance)

Other Accounts: 79 accounts, $29,718.77 total assets (1 account, $75.87 total assets of which the advisory fee is based on performance)

Samantha Fitzpatrick Select International Equity Fund Select International Equity Fund II Global Select Opportunities Fund

Registered Investment Companies: 6 accounts, $1,919.43 total assets

Other Pooled Investment Vehicles: 40 accounts, $21,642.29 total assets (1 account, $2,428.99 total assets of which the advisory fee is based on performance)

Other Accounts: 79 accounts, $29,718.77 total assets (1 account, $75.87 total assets of which the advisory fee is based on performance)

*Information is as of March 31, 2014

The following replaces the second row of the chart entitled “Officers of the Funds,” under “BOARD OF DIRECTORS/TRUSTEES AND OFFICERS OF THE FUNDS”:

Sofia Rosala* Aberdeen Asset Management Inc. 1735 Market Street, 32nd Floor, Philadelphia, PA 19103 1974	Deputy Chief Compliance Officer and Vice President Officer of the Trust since 2013; Officer of GSOF since 2013.

Currently, Deputy Fund Chief Compliance Officer and U.S. Counsel for Aberdeen Asset Management Inc. (since July, 2012). Prior to joining Aberdeen, Ms. Rosala was Counsel for Vertex, Inc. from April 2011 to June 2012.  She was also an Associate with Morgan, Lewis and Bockius from May 2008 — April 2011.

Please retain this Supplement for future reference.